Revenue - Summarizes the Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning of period	$ 46	$ 122
Deferral of revenue	0	67
Revenue recognized	(46)	(143)
Balance, end of period	$ 0	$ 46